Capital Structure	12 Months Ended
Dec. 31, 2013
Capital Structure [Abstract]
Capital Structure

11.Capital Structure

(a) Common Stock:

Under the amended and restated articles of incorporation, the Company's authorized common stock consists of 755,000,000 shares of common stock, par value $0.001 per share, divided into 750,000,000 Class A common shares and 5,000,000 Class B common shares.

Each holder of Class A common shares is entitled to one vote on all matters submitted to a vote of shareholders. Subject to preferences that may be applicable to any outstanding shares of preferred stock, holders of Class A common shares are entitled to receive ratably all dividends, if any, declared by the Company's Board of Directors out of funds legally available for dividends. Upon dissolution, liquidation or sale of all or substantially all of the Company's assets, after payment in full of all amounts required to be paid to creditors and to the holders of preferred stock having liquidation preferences, if any, Class A common share holders are entitled to receive pro rata the Company's remaining assets available for distribution. Holders of Class A common shares do not have conversion, redemption or pre-emptive rights.

Effective as of the close of trading on November 5, 2012, the Company effectuated a 10-for-1 reverse stock split of its issued and outstanding common shares. The common shares commenced trading on the New York Stock Exchange on a split-adjusted basis upon the open of trading on November 6, 2012. The reverse stock split was approved by shareholders at the Company’s 2012 Annual General Meeting of Shareholders held on October 24, 2012 and by the Company’s Board of Directors on October 24, 2012. The reverse stock split reduced the number of the Company’s issued and outstanding common shares and affected all issued and outstanding common shares, as well as common shares underlying stock options outstanding immediately prior to the effectiveness of the reverse stock split. The number of the Company’s authorized common shares was not affected by the reverse split. No fractional shares were issued in connection with the reverse stock split. Shareholders who would have otherwise held a fractional share of the Company’s Common Stock as a result of the reverse stock split received a cash payment in lieu of such fractional share.

On December 24, 2012, the Company entered into an agreement to sell 4,901,961 newly-issued Class A common shares to Innovation Holdings, an entity beneficially owned by Mr. Michael Bodouroglou, the Company’s Chairman, President and Chief Executive Officer, for a total consideration of $10,000,000. The transaction closed on December 24, 2012. In connection with the transaction, the Company was granted the right to repurchase the common shares issued to Innovation Holdings in the private placement, for the same price per share at which the shares were sold, which expired without being exercised upon the Company’s execution of definitive documentation relating to the restructuring of the Company’s debt, as discussed in Note 8. In addition, Innovation Holding also received customary registration rights in respect of the common shares it received in the private placement. The documentation entered into in connection with the private placement was approved by the independent member of the Company’s Board of Directors.

Furthermore, in relation to the finalization of the Company’s debt restructuring as discussed in Note 8, effective February 15, 2013, 98,039 Class A common shares, representing the 2.0% of the 4,901,961 newly-issued Class A common shares sold to Innovation Holdings discussed above, were granted to Loretto. The fair value of such shares based on the average of the high-low trading price of the shares on February 15, 2013, was $335,784, which was recorded as share based compensation and is included in Management fees – related party in the accompanying consolidated statements of comprehensive loss for the year ended December 31, 2013.

On September 27, 2013, the Company completed a public offering of 6,000,000 of its Class A common shares at $5.75 per share, including the full exercise of the over-allotment option granted to the underwriters to purchase up to 782,609 additional common shares. The net proceeds from the offering, which amounted to $31,881,984, net of underwriting discounts and commissions of $2,070,000 and other offering expenses of $548,016, would be used to fund the initial deposits and other costs associated with the purchase of two Ultramax newbuilding drybulk carriers, the Hull no. DY152 and the Hull no. DY153, as discussed in Note 4, and general corporate purposes. In connection with the offering, effective September 27, 2013, 120,000 Class A common shares, representing the 2.0% of the 6,000,000 Class A common shares sold in the public offering, were granted to Loretto. The fair value of such shares based on the average of the high-low trading price of the shares on September 27, 2013, was $714,000, which was recorded as share based compensation and is included in Management fees – related party in the accompanying consolidated statements of comprehensive loss for the year ended December 31, 2013.

On February 18, 2014, the Company completed a public offering of 6,785,000 of its Class A common shares at $6.25 per share, including the full exercise of the over-allotment option granted to the underwriters to purchase up to 885,000 additional common shares. The net proceeds from the offering, which amounted to $39,748,906, net of underwriting discounts and commissions of $2,332,344 and estimated offering expenses payable by the Company of $325,000, will be used for vessel acquisitions and general corporate purposes. In connection with the offering, effective February 18, 2014, 135,700 Class A common shares, representing the 2.0% of the 6,785,000 Class A common shares sold in the public offering, were granted to Loretto. The fair value of such shares based on the average of the high-low trading price of the shares on February 18, 2014, was $880,015, which will be recorded as share based compensation in the first quarter of 2014.

As of December 31, 2012 and 2013, the Company had a total of 11,001,403 and 17,669,442 Class A common shares outstanding, respectively, and no other class of shares outstanding.

(b) Preferred Stock:

Under the amended and restated articles of incorporation, the Company's authorized preferred stock consists of 25,000,000 shares of preferred stock, par value $0.001 per share, and there was none issued and outstanding at December 31, 2012 and 2013.